Taxation	12 Months Ended
Dec. 31, 2018
Text block [abstract]
Taxation

Note 10: Taxation

The components of tax expense (benefit) for 2018 and 2017 are as follows:

	Year ended December 31,
	2018	2017
Current tax expense	308	152
Deferred tax benefit	(167)	(286)
Total tax expense (benefit)	141	(134)

Taxes on items recognized in “Other comprehensive income (loss)” or directly in equity in 2018 and 2017 are as follows:

	Year ended December 31,
	2018	2017
Deferred tax expense on actuarial gains on defined benefit plans	22	34
Deferred tax benefit on share of other comprehensive loss in equity method investment - may be subsequently reclassified to net earnings	(5)	-
Deferred tax benefit on share of other comprehensive loss in equity method investments - will not be reclassified to net earnings	(14)	-
Deferred tax expense on share-based payments	4	19
Current tax benefit on share-based payments	(15)	(14)

Below is a reconciliation of income taxes calculated at the Canadian corporate tax rate of 26.5% to the tax expense (benefit) for 2018 and 2017:

	Year ended December 31,
	2018	2017
Income before tax	321	503
Income before tax multiplied by the standard rate of Canadian corporate tax of 26.5%	85	133
Effects of:
Income taxes recorded at rates different from the Canadian tax rate	(135)	(255)
Tax losses for which no benefit is recognized	3	42
Net non-deductible (non-taxable) foreign exchange and other losses (gains)	(100)	105
Tax on restructuring activities associated with the Financial & Risk transaction	207	-
Provision for uncertain tax provisions(1)	229	8
Recognition of tax losses that arose in prior years(1)	(159)	-
Impact of tax law changes(2)	5	(199)
Other adjustments related to prior years	(2)	18
Withholding taxes	1	4
Other differences	7	10
Total tax expense (benefit)	141	(134)

(1) 2018 includes impacts of the Financial & Risk transaction and uncertainties related to the U.S. Tax Cuts and Jobs Act of 2017. The provision is largely offset by the recognition of deferred tax assets for tax losses that arose in prior years that are available to mitigate various exposures.

(2) 2017 includes a $205 million deferred tax benefit related to the impact of the U.S. Tax Cuts and Jobs Act of 2017.

The Company’s effective income tax rate on earnings from continuing operations was 43.9% in 2018 (2017 - 26.6% benefit). The 2018 period included $90 million of net charges associated with the separation of Financial & Risk from the rest of the Company. This charge was net of $40 million in benefits from the recognition of deferred tax assets that arose in prior years and were used to offset certain taxable gains. The 2017 period included a $205 million deferred tax benefit reflecting a lower U.S. corporate tax rate as a result of the U.S. Tax Cuts and Jobs Act of 2017. A 1% increase in the effective income tax rate would have increased 2018 income tax expense and decreased earnings from continuing operations by approximately $3 million.

The effective income tax rate in 2018 was higher than the Canadian corporate income tax rate due to the charges associated with the separation of Financial & Risk from the rest of the Company. Excluding that, the effective tax rate in both years was lower than the Canadian corporate income tax rate due to the lower tax rates and differing tax rules applicable to certain of the Company’s operating and financing subsidiaries outside Canada. In addition, the 2017 effective tax rate benefited from the impact of the U.S. Tax Cuts and Jobs Act of 2017. The Company’s effective tax rate depends on the laws of numerous countries and the provisions of multiple income tax conventions between various countries in which the Company operates. Because of the requirements of income tax accounting under IAS 12, Income Taxes, income tax expense can differ significantly from taxes paid in any reporting period.

At December 31, 2018, the consolidated statement of financial position included current taxes receivable of $78 million (2017 - $53 million) within “Prepaid expenses and other current assets” and, in 2017, $45 million within “Other non-current assets”, and current taxes payable of $106 million (2017 - $78 million) within “Payables, accruals and provisions”.